Commitments and Contingencies - Additional Information - Statoil, Logitel and Petrojarl I (Details) - Shipyard claims	Dec. 31, 2017 USD ($)
Minimum
Loss Contingencies [Line Items]
Range of possible losses in addition to what has already been accrued	$ 0
Maximum
Loss Contingencies [Line Items]
Range of possible losses in addition to what has already been accrued	$ 4,000,000